FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Total financial assets	₽ 362,144	₽ 315,765
Less current portion	(224,862)	(227,338)
Total financial assets, non-current	137,282	88,427
Total financial liabilities	914,584	808,045
Less current portion	(413,990)	(276,368)
Total financial liabilities, non-current	500,594	531,677
Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	838,016	747,759
Fair value through profit or loss
Financial instruments
Total financial liabilities	383	1,123
Trade and other payables
Financial instruments
Total financial liabilities	72,078	56,017
Accounts payable, related parties
Financial instruments
Total financial liabilities	4,107	3,146
Bank and other loans | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	270,143	221,113
Lease obligations | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	154,509	150,814
Notes | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	191,996	208,155
Bank deposits and liabilities | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	221,368	167,677
Other financial liabilities at fair value:
Financial instruments
Total financial liabilities	838,399	748,882
Contingent consideration and other liabilities | Fair value through profit or loss
Financial instruments
Total financial liabilities	383	1,068
Options | Fair value through profit or loss
Financial instruments
Total financial liabilities		55
At FVTPL
Financial instruments
Total financial assets	55,158	50,767
At amortized cost
Financial instruments
Total financial assets	219,314	130,373
Trade and other receivables
Financial instruments
Total financial assets	39,795	35,031
Accounts receivable, related parties
Financial instruments
Total financial assets	7,287	14,189
Cash and Cash equivalents
Financial instruments
Total financial assets	40,590	85,405
Other financial assets
Financial instruments
Total financial assets	274,472	181,140
Securities held by MTS Bank and Sistema Capital | At FVTPL
Financial instruments
Total financial assets	25,687	21,824
Mutual funds | At FVTPL
Financial instruments
Total financial assets	10,719	10,699
Assets in Sistema-Capital trust management | At FVTPL
Financial instruments
Total financial assets	10,374	10,313
Contingent consideration | At FVTPL
Financial instruments
Total financial assets	1,867	2,631
Investments in equity | At FVTPL
Financial instruments
Total financial assets	1,228
Embedded derivatives in a lease agreement | At FVTPL
Financial instruments
Total financial assets	434	562
Assets under option agreements | At FVTPL
Financial instruments
Total financial assets	112	228
Currency forwards, swaps and options not designated as hedges | At FVTPL
Financial instruments
Total financial assets	110	2
Cross-currency swaps not designated as hedges | At FVTPL
Financial instruments
Total financial assets	4,627	4,508
Deposits and loans issued | At amortized cost
Financial instruments
Total financial assets	208,018	118,594
Notes | At amortized cost
Financial instruments
Total financial assets	9,158	9,583
Other | At amortized cost
Financial instruments
Total financial assets	₽ 2,138	₽ 2,196